Capital Stock - Summary of Normal Course Issuer Bids (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	14,082,321	895,032	10,747,300
Cash amount	$ 1,013	$ 40	$ 407
2010 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	8,000,000
Shares purchased	0	0	7,546,500
Cash amount	0	0	296
2011 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	12,000,000
Shares purchased	0	467,630	3,200,800
Cash amount	0	21	111
2012 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	12,000,000
Shares purchased	11,572,598	427,402	0
Cash amount	814	19	0
2013 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	12,000,000
Shares purchased	2,509,723	0	0
Cash amount	$ 199	$ 0	$ 0